Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of consolidated summary financial information
The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

For the year ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2025
Insurance revenue	$—	$20,602	$5,026	$(1,646)	$23,982
Net investment income (loss) excluding result for segregated fund holders	489	8,276	824	(730)	8,859
Fee income	1	2,226	7,417	(585)	9,059
Total revenue	$490	$31,104	$13,267	$(2,961)	$41,900
Shareholders’ net income (loss)	$3,551	$2,306	$1,065	$(3,371)	$3,551
December 31, 2024
Insurance revenue	$—	$19,389	$4,841	$(1,593)	$22,637
Net investment income (loss) excluding result for segregated fund holders	305	7,138	242	(270)	7,415
Fee income	1	1,992	7,128	(540)	8,581
Other income	—	—	163	—	163
Total revenue	$306	$28,519	$12,374	$(2,403)	$38,796
Shareholders’ net income (loss)	$3,128	$1,501	$1,675	$(3,175)	$3,129

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2025
Invested assets	$29,520	$182,490	$12,447	$(25,282)	$199,175
Reinsurance contract held assets	$—	$6,156	$1	$(19)	$6,138
Insurance contract assets	$—	$267	$1,221	$(1,153)	$335
Total other general fund assets	$10,663	$14,674	$22,663	$(21,759)	$26,241
Investments for account of segregated fund holders	$—	$166,501	$64	$1	$166,566
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$155,818	$112	$(20)	$155,910
Reinsurance contract held liabilities	$—	$3,202	$—	$(1,153)	$2,049
Investment contract liabilities	$—	$11,796	$—	$—	$11,796
Total other general fund liabilities	$15,651	$15,871	$26,273	$(21,153)	$36,642
Insurance contract liabilities for account of segregated fund holders	$—	$20,043	$64	$1	$20,108
Investment contract liabilities for account of segregated fund holders	$—	$146,458	$—	$—	$146,458
December 31, 2024
Invested assets	$28,494	$175,508	$12,449	$(26,634)	$189,817
Reinsurance contract held assets	$—	$6,353	$—	$(35)	$6,318
Insurance contract assets	$—	$227	$1,583	$(1,455)	$355
Total other general fund assets	$4,639	$13,979	$10,299	$(3,472)	$25,445
Investments for account of segregated fund holders	$—	$148,720	$66	$—	$148,786
Insurance contract liabilities excluding those for account of segregated fund holders	$—	$147,196	$108	$(35)	$147,269
Reinsurance contract held liabilities	$—	$3,281	$—	$(1,456)	$1,825
Investment contract liabilities	$—	$11,677	$1	$—	$11,678
Total other general fund liabilities	$7,576	$16,191	$15,589	$(4,322)	$35,034
Insurance contract liabilities for account of segregated fund holders	$—	$20,031	$66	$—	$20,097
Investment contract liabilities for account of segregated fund holders	$—	$128,689	$—	$—	$128,689